Offerings - Offering: 1	Mar. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.06 per share, issuable under the 2020 Share Incentive Plan of BTC Digital Ltd.
Amount Registered | shares	450,000
Proposed Maximum Offering Price per Unit	1.28
Maximum Aggregate Offering Price	$ 576,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79.55
Offering Note	This registration statement on Form S-8 (this “Registration Statement”) registers 450,000 ordinary shares, par value of US$0.06 per share, of BTC Digital Ltd. (the “Registrant”) (the “Ordinary Shares”), representing additional Ordinary Shares that became available for issuable under the Registrant’s 2020 Share Incentive Plan (the “Share Incentive Plan”) in 2026 under the terms of the Share Incentive Plan. In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional securities which may be offered and issued under the Share Incentive Plan to prevent dilution from stock splits, stock dividends or similar transactions as provided in the Share Incentive Plan.

The corresponding proposed maximum offering price per share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) under the Securities Act, is based on the price at which the award may be exercised to purchase such Ordinary Shares under the Share Incentive Plan.

Any Ordinary Shares covered by an award granted under the Share Incentive Plan (or portion of an award) that expires, for any reason, is cancelled or terminated without having been exercise or settled or that is forfeited or repurchased and held as treasury shares shall be deemed not to have been issued for purposes of determining the maximum aggregate number of Ordinary Shares which may be issued under the Share Incentive Plan.